Personnel (Tables)	12 Months Ended
Dec. 31, 2022
Personnel
Disclosure of information about staff cost

		2020	2021	2022
	Note	£m	£m	£m
Staff costs
Wages and salaries		2,173	2,157	2,453
Social security costs		232	214	257
Pensions	6	125	133	150
Share based remuneration		25	45	46
Total staff costs		2,555	2,549	2,906

Disclosure of detailed information about number of people employed

NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS*	At 31 December			Average during the year
	2020	2021	2022	2020	2021	2022
Business segment
Risk	9,700	10,000	10,800	9,600	9,800	10,400
Scientific, Technical & Medical	8,600	8,700	9,500	8,300	8,600	9,300
Legal	10,400	10,500	11,300	10,500	10,300	10,900
Exhibitions	3,700	3,500	3,300	4,200	3,600	3,300
Sub-total	32,400	32,700	34,900	32,600	32,300	33,900
Corporate/shared functions	800	800	800	800	800	800
Total	33,200	33,500	35,700	33,400	33,100	34,700
Geographical location
North America	14,200	14,000	14,900	14,200	13,900	14,500
Europe	9,500	9,300	9,800	9,600	9,400	9,500
Rest of world	9,500	10,200	11,000	9,600	9,800	10,700
Total	33,200	33,500	35,700	33,400	33,100	34,700